Segment information and revenue from contracts with customers - Reconciliation of segment Adjusted EBITDA to Group loss before taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Share-based payment income/(expenses)	€ (2,158)	€ 1,461	€ (5,471)
Depreciation and amortization (including impairments)	(7,610)	(8,932)	(10,464)
Operating loss	(29,659)	(36,773)	(56,623)
Financial costs, net	(5,284)	(1,823)	(799)
Investments accounted for by the Equity method	(302)
Income taxes	(287)	(107)	70
Loss for the period	(35,532)	(31,841)	(46,246)
Operating segment
Segment information
Reported segment Adjusted EBITDA	11,138	13,240	7,815
Reported segment Adjusted EBITDA after corporate expenses	(19,120)	(27,857)	(38,124)
Operating loss	(29,659)	(36,773)	(56,623)
Financial costs, net	(5,284)	(1,823)	(799)
Investments accounted for by the Equity method	(302)
Income taxes	(287)	(107)	70
Loss for the period	(35,532)	(38,703)	(57,352)
Corporate
Segment information
Corporate expenses	(30,258)	(41,097)	(45,939)
Depreciation and amortization (including impairments)	(5,395)	(6,340)	(5,849)
Share-based payment income/(expenses)
Segment information
Share-based payment income/(expenses)	(2,929)	16	(8,035)
Depreciation and amortization
Segment information
Depreciation and amortization (including impairments)	€ (7,610)	€ (8,932)	€ (10,464)